Cash Flow Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Supplemental Information [Abstract]
Schedule of Cash Flow Supplemental Information
Year Ended December 31,	2024	2023	2022
Digital currencies items
Digital currencies mined	$(10,318,500)	$(18,128,241)	$(24,190,060)
Bitcoin received from colocation services	(9,377,476)	(185,819)	-
Bitcoin received for electricity sales	(2,003,106)	(538,197)	-
Miner lease and hosting	-	614,813	9,768,179
Loss on digital currency option calls	-	-	1,950,000
Services paid in digital currencies	1,773,027	433,492	739,024
Gain on sale of digital currencies	(1,658,772)	(945,536)	11,574,330
Interest paid in digital currencies	-	-	216,329
Digital currencies for loan repayment	-	883,622	-
Gain on revaluation of digital currencies	(898,691)	(10,991)	3,386,890
	$(22,483,518)	$(17,876,857)	$3,444,692
Working capital items
Amounts receivable and prepaid expenses	$699,156	$(1,320,109)	$574,129
Accounts payable and accrued liabilities	1,617,639	1,946,961	72,325
Income tax receivable	124,337	76,062	(550,000)
Deposit payable	717,342	975,184	(1,277,500)
	$3,158,474	$1,678,098	$(1,181,046)
Other supplemental information
Interest paid	$-	$-	$-
Taxes paid	$-	$-	$-